EMPLOYEE RIGHTS UPON RETIREMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Retirement Benefits, Description	Pursuant to section 14 of the Israeli Severance Pay Law, 5723-1963, the Company’s employees covered under this section are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with pension companies.
Defined contribution postretirement benefit plans	$ 1,098	$ 1,065	$ 876